Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

15 — EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the six months ended December 31, 2022 and 2021:

	For the Six Months Ended December 31,
	2022	2021
Earnings (loss) per share – basic
Numerator:
Net income (loss) attributable to the Company	$5,411,645	(8,399,863)
Accretion of convertible redeemable preferred shares	(2,001,777)	(1,754,165)
Net income (loss) attributable to ordinary shareholders – basic	$3,409,868	$(10,154,028)
Denominator:
Weighted average ordinary shares outstanding(1)	54,268,601	34,406,330
Earnings (loss) per share – basic	$0.06	$(0.30)

Earnings (loss) per share – diluted
Numerator:
Net income (loss) attributable to the Company	$5,411,645	$(8,399,863)
Accretion of convertible redeemable preferred shares	(2,001,777)	(1,754,165)
Net income (loss) attributable to ordinary shareholders – diluted	$3,409,868	$(10,154,028)
Denominator:
Weighted average ordinary shares outstanding(1)	54,268,601	34,406,330
Assumed exercise of share options and issuance of RSUs	6,008,601	—
Weighted average ordinary shares outstanding – diluted(1)	60,277,202	34,406,330
Earnings (loss) per share – diluted	$0.06	$(0.30)

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(1)      After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.

Basic and diluted earnings (loss) per ordinary share is computed using the weighted average number of ordinary shares outstanding during the period. The effects of all outstanding convertible redeemable preferred shares, share options and RSUs were excluded from the computation of diluted loss per share for six months ended December 31, 2021, as their effects would be anti-dilutive during the period.

17 — EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic earnings (loss) per share for the years ended June 30, 2022, 2021 and 2020:

	For the Years Ended June 30,
	2022	2021	2020
Numerator:
Net (Loss) Income attributable to BaiJiaYun Limited	$(12,814,988)	$3,457,208	$3,873,503
Accretion of convertible redeemable preferred shares	(3,865,430)	(3,029,529)	(1,796,987)
Deemed dividends to convertible redeemable preferred shareholders	—	(2,084,786)	—
Net income attributable to BaiJiaYun Limited’s preferred shareholders	—	—	(838,145)
Net (Loss) Income attributable to BaiJiaYun Limited’s ordinary shareholders	$(16,680,418)	$(1,657,107)	$1,238,371

Denominator:
Weighted average ordinary shares outstanding – basic and diluted	44,069,300	41,204,669	38,417,461
Earnings (loss) per share – basic and diluted	$(0.38)	$(0.04)	$0.03

Basic and diluted earnings (loss) per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. The effects of all outstanding convertible redeemable preferred shares, share options and RSUs were excluded from the computation of diluted earnings (loss) per share in each of the applicable years as their effects would be anti-dilutive during the respective year.